Average Annual Total Returns - Institutional - Vanguard Mortgage-Backed Securities Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Fund Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Bloomberg U.S. MBS Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. MBS Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. MBS Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	3.77%	2.92%	2.90%	Oct. 31, 2013	2.92%	1.91%	1.93%	2.23%	1.79%	1.79%	3.87%	2.99%	2.95%	7.75%	4.53%	3.90%